Subsequent Events (Details) € in Thousands	3 Months Ended
	Jun. 30, 2021 EUR (€) Options tranche	Mar. 31, 2021 USD ($) tranche
2019 Plan | Management
Subsequent Event
RSUs granted | $		59,488
2019 Plan | RSUs
Subsequent Event
RSUs granted | $		59,488
2019 Plan | Vesting in four tranches
Subsequent Event
Number of tranches | tranche		4
Subsequent Event | Leadership transition | Former Chief Executive Officer
Subsequent Event
Amount of salary and bonus | €	€ 235
Subsequent Event | Leadership transition | RSUs
Subsequent Event
Share-based payment transactions | €	€ 131
Subsequent Event | 2019 Plan | Grant of RSUs | RSUs | Management
Subsequent Event
RSUs granted | Options	22,469
Subsequent Event | 2019 Plan | Vesting in four tranches | Grant of RSUs | RSUs | Management
Subsequent Event
Number of tranches | tranche	4
Vesting period	4 years